Financial Instruments Risk - Credit Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Insurance coverage for company management	$ 32.4	$ 0.0
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables, non-government wholesale customers	22.5	7.0
Provision for expected credit losses	$ 4.1	$ 5.4